Other Receivables and Other Payables - Schedule of Accrued Liabilities & Other Payables (Details)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)
Accrued liabilities & other payables
Employee benefits payable	RM 444,404	$ 105,491	RM 405,792
Lease payable	757	180	8,757
Accrued operating expenses			749,764
Utilities payable	1,860	441	8,424
Accrued liabilities & other payables	RM 447,021	$ 106,112	RM 1,172,737